Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

9 - STOCK INCENTIVE PLANS

In September 2014, the Company’s Board of Directors adopted the Max2 Inc. Equity Incentive Plan (“2014 Plan”). Upon adoption of the 2014 Plan, the aggregate number of shares of Common Stock reserved for awards under the Plan were 1,250,000.

In September 2018, the Company’s Board of Directors adopted the Veea Inc. 2018 Equity Incentive Plan (“2018 Plan”). Upon adoption of the 2018 Plan 4,900,000 shares of the Company’s common stock were reserved for the issuance of incentive awards. In January 2021, the 2018 Plan was amended to increase the total number of authorized shares reserved for issuance to 12,492,910.

On June 4, 2024, the stockholders of the Company approved the Veea Inc. 2024 Incentive Award Plan (the “2024 Incentive Plan”), which became effective upon the Closing. The Company initially reserved 4,460,437 shares of Common Stock for the issuance of awards under the 2024 Incentive Plan (“Initial Limit”). The Initial Limit represents 10% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing plus the number of shares of common stock issuable under the 2014 Plan and the 2016 Plan and is subject to increase each year over a ten-year period.

The 2024 Incentive Plan provides for the grant of stock options, which may be ISOs or non-statutory stock options (“NSOs”), stock appreciation rights (“SARs”), restricted shares, restricted stock units and other stock or cash-based awards that the Administrator determines are consistent with the purpose of the 2024 Incentive Plan. As of September 30, 2024, the Company has 3,568,676 awards remaining for issuance.

On June 4, 2024, the stockholders of the Company approved Veea Inc. 2024 Employee Stock Purchase Plan (the “ESPP”), which become effective upon the Closing. An aggregate of 1,070,603 shares of the Company’s Common Stock has been reserved for issuance or transfer pursuant to rights granted under the ESPP (“Aggregate Number”). The Aggregate Number represents 3% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The ESPP provides eligible employees with an opportunity to purchase common stock from the Company at a discount through accumulated payroll deductions. The ESPP will be implemented through a series of offerings of purchase rights to eligible employees. Under the ESPP, the Company’s Board of Directors may specify offerings but generally provides for a duration of 12 months. The first purchase period has not begun as of September 30, 2024. The purchase price will be specified pursuant to the offering, but cannot, under the terms of the ESPP, be less than 85% of the lower of the fair market value per share of the Company’s common stock on either the offering date or on the purchase date.

The aggregate intrinsic value is the fair market value on the reporting date less the exercise price for each option.

The fair value of each stock option award is estimated on the date of the grant using the Black-Scholes option-pricing model. For options granted during the nine months ended September 30, 2024 and 2023, respectively, the weighted average estimated fair value using the Black-Scholes option pricing model was $1.49 and $0.46 per option, respectively.

Stock compensation expense related to the 2018 Plan common stock options for the three months ended September 30, 2024 and 2023 was $59,385 and $76,431, respectively and for the nine months ended September 30, 2024 and 2023 was $394,234 and $404,761 respectively, which is included in general and administrative in the Company’s consolidated statements of operations and comprehensive loss. Total unrecognized expense related to unvested options outstanding as of September 30, 2024 was $218,324 which will be recognized over a weighted average period of 1.70 years.

The fair value of each stock option granted is estimated using the Black-Scholes option-pricing model using the single-option award approach.

The following assumptions are used in the Black-Scholes option-pricing model:

Risk-Free Interest Rate - The risk-free interest rate is based on the implied yield available on the date of grant on U.S. Treasury zero-coupon securities issued with a term that is equal to the option’s expected term at the grant date.

Expected Volatility - The Company estimates the volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.

Expected Term - The expected term represents the period over which options granted are expected to be outstanding using the simplified method, as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The simplified method deems the term to be the average of the time-to-vesting and contractual life of the stock-based awards.

Dividend Yield - The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

9 - STOCK-BASED COMPENSATION

The Company maintains two equity incentive plans under which employees, nonemployee directors and consultants of the Company, its affiliates and/or subsidiaries may be offered the opportunity to acquire shares of the Company’s common stock.

2014 Equity Incentive Plan

On September 1, 2014, the Company’s Board of Directors adopted the Max[2] Inc. Equity Incentive Plan (“2014 Plan”). Upon adoption of the 2014 Plan, the aggregate number of shares of Common Stock reserved for awards under the Plan were 1,250,000. The table below summarizes the activities of the 2014 Plan during the years ended December 31, 2023 and 2022:

	Number of Options (in Shares)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in Years)	Aggregate Intrinsic Values
Balances as of January 1, 2022	385,531	$0.0001	5.68	$335,373
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Balances as of December 31, 2022	385,531	0.0001	4.68	277,544
Granted	-	-
Exercised	(40,000)	0.0001		28,796
Forfeited or cancelled	-	-
Balances as of December 31, 2023	345,531	$0.0001	3.68	$615,011
Options vested and exerciseable - December 31, 2023	345,531	$0.0001	3.68	$615,011
Options vested and exerciseable - December 31, 2022	385,531	$0.0001	4.68	$277,544

The Company had no stock compensation expense related to the 2014 Plan stock options for the years ended December 31, 2023 and 2022. The Company had no unrecognized expense related to unvested options outstanding as of December 31, 2023.

Veea Inc. 2018 Equity Incentive Plan

On September 6, 2018, the Company’s Board of Directors adopted the Veea Inc. 2018 Equity Incentive Plan (“2018 Plan”). Upon adoption of the 2018 Plan 4,900,000 shares of the Company’s common stock were reserved for the issuance of incentive awards. In January 2021, the 2018 Plan was amended to increase the total number of authorized shares reserved for issuance to 12,492,910.

The table below summarizes the activities of the 2018 Plan during the years ended December 31, 2023 and 2022:

	Number of Options (in Shares)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in Years)	Aggregate Intrinsic Values
Balances as of January 1, 2022	7,048,675	$0.54	7.52	$2,332,498
Granted	1,286,641	0.59
Exercised	-	-
Forfeited or cancelled	(997,723)	0.54
Balances as of December 31, 2022	7,337,593	0.55	6.82	1,278,419
Granted	152,800	0.59
Exercised	-	-
Forfeited or cancelled	(446,144)	0.56
Balances as of December 31, 2023	7,044,249	$0.55	5.85	$8,674,871
Options vested and exercisable - December 31, 2023	3,684,387	$0.55	6.31	$4,527,387
Options vested and exercisable - December 31, 2022	3,338,817	$0.55	6.98	$318,041

The aggregate intrinsic value is the fair market value on the reporting date less the exercise price for each option.

The fair value of each stock option award is estimated on the date of the grant using the Black-Scholes option-pricing model. For options granted during the years ended December 31, 2023 and 2022, respectively, the weighted average estimated fair value using the Black-Scholes option pricing model was $0.58 and $0.66 per option, respectively.

Stock compensation expense related to the 2018 Plan common stock options for the years ended December 31, 2023 and 2022 was $485,000 and $845,000, respectively, which is included in general and administrative in the Company’s consolidated statements of operations and comprehensive loss. Total unrecognized expense related to unvested options outstanding as of December 31, 2023 was $394,000 which will be recognized over a weighted average period of 1.99 years.

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model. The assumptions used to calculate the fair value of the options granted during the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
Expected volatility	87.70% - 108.44%	84.24% - 87.55%
Expected term in years	6.06 - 6.11	5.27 - 6.11
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.39% - 4.24%	2.86% - 3.85%
Fair value of common stock	$1.78	$0.72

The fair value of each stock option granted is estimated using the Black-Scholes option-pricing model using the single-option award approach. The following assumptions are used in the Black-Scholes option-pricing model:

Risk-Free Interest Rate - The risk-free interest rate is based on the implied yield available on the date of grant on U.S. Treasury zero-coupon securities issued with a term that is equal to the option’s expected term at the grant date.

Expected Volatility - The Company estimates the volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term.

Expected Term - The expected term represents the period over which options granted are expected to be outstanding using the simplified method, as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The simplified method deems the term to be the average of the time-to-vesting and contractual life of the stock-based awards.

Dividend Yield - The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Warrants

The table below represents the activity related to the Company’s equity-classified warrants during the years ended December 31, 2023 and 2022:

	Number of Common Stock - Warrant Shares	Weighted Average Exercise Price	Number of Preferred Stock - Warrant Shares	Weighted Average Exercise Price
Outstanding, December 31, 2021	3,560,000	$0.01	-	-
Granted	320,000	$0.01	-	-
Exercised	-	-	-	-
Forfeited or cancelled	-	-	-	-
Outstanding, December 31, 2022	3,880,000	$0.01	-	$-
Granted	-	-	3,700,000	1.78
Exercised	-	-	-	-
Forfeited or cancelled	-	-	(2,500,000)	(2.00)
Outstanding, December 31, 2023	3,880,000	$0.01	1,200,000	$1.34

The Company estimated the fair value of the warrants on the grant date using the Black-Scholes option-pricing model. The assumptions used to calculate the fair value of the warrants granted during the Years Ended December 31, 2023 and 2022 are as follows:

	For the years ended December 31,
	2023	2022
Expected volatility	87 - 102%	67%
Expected life in years	0.45 - 5.0 years	7 years
Expected dividend yield	-	-
Risk-free interest rate	3.59% - 4.73%	1.67% - 2.85%